Stockholders' Deficit	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Equity [Abstract]
Stockholders' Deficit

NOTE 4 – STOCKHOLDERS’ DEFICIT

Capital Stock Issued

During the year ended July 31, 2020, the Company issued 1,000 shares of Series A Preferred Stock to Barbara McIntyre Bauman for repayment of the related party debt totaling $540 (see NOTE 5). The Series A Preferred Stock entitle holder to 1,000,000 votes per share on all shareholder matters and have no conversion rights.

During the three months ended October 31, 2020, the Company issued 250,000,000 shares of common stock to Barbara McIntyre Bauman for consulting services totaling $135,000.

Authorized Capital Stock

Common Stock

The Company is authorized to issue 599,999,000 shares of common stock with a par value of $0.001 per share. As of October 31, 2020 and July 31, 2020, 358,525,256 and 108,525,256 shares were issued and outstanding, respectively.

Preferred Stock

The Company is authorized to issue 1,000 shares of Series A Preferred Stock with a par value of $0.001 per share. As of October 31, 2020, and July 31, 2020, 1,000 shares were issued and outstanding. The Series A Preferred Stock is not convertible into any other class or series of stock and shall not be entitled to receive any dividend except as may be declared by the Board of Directors. On all matters to come before the shareholders of the Company, the holder of Series A Preferred shall be entitled to 1,000,000 votes per share.

NOTE 4 – STOCKHOLDERS’ DEFICIT

Capital Stock Issued

During the year ended July 31, 2020, Barbara McIntyre Bauman (the Company’s then-President, Secretary, and Treasurer) paid for $3,960 of expenses in the Company’s behalf. Shortly thereafter and also during the year ended July 31, 2020, the Company issued 1,000 shares of Series A Preferred Stock valued at $540 to Ms. Bauman for repayment of these expenses. The resulting gain on forgiveness of related party debt of $3,420 was recorded as an increase in additional paid-in capital.

Authorized Capital Stock

Common Stock

The Company is authorized to issue 599,999,000 shares of common stock with a par value of $0.001 per share. As of July 31, 2020, and 2019, 108,525,256 shares were issued and outstanding.

Preferred Stock

On October 16, 2019, the Board of Directors of the Company authorized and approved to create a new class of voting preferred stock called “Series A Preferred Stock,” consisting of 1,000 shares authorized, $0.001 par value. The Series A Preferred Stock is not convertible into any other class or series of stock and shall not be entitled to receive any dividend except as may be declared by the Board of Directors. On all matters to come before the shareholders of the Company, the holder of Series A Preferred shall be entitled to 1,000,000 votes per share.

As of July 31, 2020 and 2019, 1,000 and 0 shares were issued and outstanding, respectively. This preferred stock was repurchased by and returned to the Company and cancelled subsequent to year-end as disclosed in NOTE 6.